INTEREST IN JOINT VENTURES - SUMMARIZED FINANCIAL INFORMATION (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	¥ 111,922		¥ 113,218	¥ 124,468	¥ 68,933
Total current assets	504,120	¥ 529,049	529,049
Non-current assets	1,088,188	1,066,455	1,066,455
Current liabilities
Total current liabilities	(565,098)	(579,446)	(579,446)
Non-current liabilities
Other non-current liabilities	(28,400)		(17,620)
Total non-current liabilities	(170,675)	¥ (163,168)	(163,168)
Net assets attributable to owners of the Company	717,284		726,120
Net assets attributable to non-controlling interests	139,251		126,770
Fujian Refining & Petrochemical Company Limited ("FREP") [member]
Current assets
Cash and cash equivalents	7,388		5,772
Other current assets	9,248		11,013
Total current assets	16,636		16,785
Non-current assets	19,271		19,740
Current liabilities
Current financial liabilities	(1,200)		(1,135)
Other current liabilities	(4,939)		(5,049)
Total current liabilities	(6,139)		(6,184)
Non-current liabilities
Non-current financial liabilities	(12,454)		(13,654)
Other non-current liabilities	(279)		(236)
Total non-current liabilities	(12,733)		(13,890)
Net assets	17,035		16,451
Net assets attributable to owners of the Company	17,035		16,451
Share of net assets from associates	8,518		8,226
Carrying Amounts	8,518		8,226
BASF-YPC Company Limited ("BASF-YPC") [member]
Current assets
Cash and cash equivalents	1,582		1,800
Other current assets	5,795		5,335
Total current assets	7,377		7,135
Non-current assets	11,086		12,075
Current liabilities
Current financial liabilities	(725)		(233)
Other current liabilities	(1,822)		(1,982)
Total current liabilities	(2,547)		(2,215)
Non-current liabilities
Non-current financial liabilities	(218)		(955)
Other non-current liabilities	(17)		(19)
Total non-current liabilities	(235)		(974)
Net assets	15,681		16,021
Net assets attributable to owners of the Company	15,681		16,021
Share of net assets from associates	6,272		6,409
Carrying Amounts	6,272		6,409
Taihu Limited ("Taihu") [member]
Current assets
Cash and cash equivalents	3,406		2,352
Other current assets	3,689		2,462
Total current assets	7,095		4,814
Non-current assets	9,216		7,978
Current liabilities
Current financial liabilities	(59)		(20)
Other current liabilities	(2,124)		(1,914)
Total current liabilities	(2,183)		(1,934)
Non-current liabilities
Non-current financial liabilities	(72)		(72)
Other non-current liabilities	(2,271)		(2,686)
Total non-current liabilities	(2,343)		(2,758)
Net assets	11,785		8,100
Net assets attributable to owners of the Company	11,373		7,818
Net assets attributable to non-controlling interests	412		282
Share of net assets from associates	5,573		3,831
Carrying Amounts	5,573		3,831
Yanbu Aramco Sinopec Refining Company Ltd. ("YASREF") [member]
Current assets
Cash and cash equivalents	930		4,916
Other current assets	10,267		10,816
Total current assets	11,197		15,732
Non-current assets	51,873		51,553
Current liabilities
Current financial liabilities	(4,806)		(5,407)
Other current liabilities	(12,217)		(11,864)
Total current liabilities	(17,023)		(17,271)
Non-current liabilities
Non-current financial liabilities	(32,364)		(35,619)
Other non-current liabilities	(937)		(890)
Total non-current liabilities	(33,301)		(36,509)
Net assets	12,746		13,505
Net assets attributable to owners of the Company	12,746		13,505
Share of net assets from associates	4,780		5,064
Carrying Amounts	4,780		5,064
Sinopec SABIC Tianjin
Current assets
Cash and cash equivalents	5,110		6,524
Other current assets	4,007		2,709
Total current assets	9,117		9,233
Non-current assets	13,990		13,248
Current liabilities
Current financial liabilities	(500)		(1,236)
Other current liabilities	(2,507)		(4,546)
Total current liabilities	(3,007)		(5,782)
Non-current liabilities
Non-current financial liabilities	(3,651)		(4,101)
Other non-current liabilities	(331)		(41)
Total non-current liabilities	(3,982)		(4,142)
Net assets	16,118		12,557
Net assets attributable to owners of the Company	16,118		12,557
Share of net assets from associates	8,059		6,279
Carrying Amounts	¥ 8,059		¥ 6,279